RESERVES	12 Months Ended
Jun. 30, 2019
RESERVES [Abstract]
RESERVES
14.	RESERVES

	Note	2019	2018	2017
		US$000	US$000	US$000

Share-based payments reserve	14(b)	6,684	5,356	2,810
Foreign currency translation reserve		(2,353)	(2,353)	(2,353)
		4,331	3,003	457

(a)	Nature and Purpose of Reserves

(i)	Share-based payments reserve - The share-based payments reserve is used to record the fair value of options and rights issued by the Group to officers, employees, consultants, lenders and advisors.

(ii)
Foreign currency translation reserve - Exchange differences arising on translation of foreign controlled entities are taken to the foreign currency translation reserve, as described in Note 1(w). The reserve is recognised in profit or loss when the net investment is disposed of.

(b)	Movements in share-based payments reserve

	Thousands of Options	Thousands of Rights	US$000
2019
Opening balance at July 1, 2018	11,944	13,630	5,356
Grant of employee options/rights	2,300	7,300	—
Grant of lender options	29,444	—	1,505
Conversion of employee performance rights	—	(3,835)	(1,465)
Forfeiture/lapse of employee options/performance rights	(1,500)	(700)	(212)
Share based payments expense	—	—	1,500
Closing balance at June 30, 2019	42,188	16,395	6,684

2018
Opening balance at July 1, 2017	7,694	16,410	2,810
Grant of employee rights	—	1,650	—
Grant of underwriter options	6,000	—	248
Exercise of employee options	(500)	—	—
Forfeiture/lapse of employee options	(1,250)	(4,430)	—
Share based payments expense	—	—	2,298
Closing balance at June 30, 2018 (1)	11,944	13,630	5,356

2017
Opening balance at July 1, 2016	4,400	5,924	1,151
Grant of employee options and employee rights	1,000	16,410	—
Grant of lender options	4,444	—	1,254
Exercise of employee options	(2,150)	—	(269)
Forfeiture of employee rights	—	(5,924)	—
Share based payments expense	—	—	674
Closing balance at June 30, 2017 (1)	7,694	16,410	2,810

Notes:

[1]
At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.

(c)	Terms and Conditions of Options

Unlisted share options (“Options”) are granted based upon the following terms and conditions:

•	Each Option entitles the holder to the right to subscribe for one Share upon the exercise of each Option;

•	The Options have the following exercise prices and expiry dates:
-	575,000 employee incentive Options exercisable at A$0.30 on or before December 31, 2023;
-	575,000 employee incentive Options exercisable at A$0.40 on or before December 31, 2023;
-	575,000 employee incentive Options exercisable at A$0.50 on or before December 31, 2023;
-	575,000 employee incentive Options exercisable at A$0.60 on or before December 31, 2023;
-	4,444,444 lender Options exercisable at A$0.66 each on or before April 5, 2021;
-	4,444,444 lender Options exercisable at A$0.34 each on or before September 10, 2022;
-	6,000,000 underwriter Options exercisable at A$0.33 each on or before June 30, 2021;
-	18,000,000 lender Options exercisable at A$0.20 each on or before April 30, 2023; and
-	7,000,000 lender Options exercisable at A$0.20 each on or before June 13, 2023.

•	The Options are exercisable at any time prior to the expiry date, subject to vesting conditions being satisfied (if applicable);

•	Shares issued on exercise of the Options rank equally with the then Shares of the Company;

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Options;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Options will be made by the Company.

(d)	Terms and Conditions of Rights

Unlisted performance rights (“Rights”) are granted based upon the following terms and conditions:

•	Each Right automatically converts into one Share upon vesting of the Right;

•	Each Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Right to vest;

•	The Rights have the following expiry dates:
-	4,635,000 employee Rights subject to the First Coal Production Milestone expiring on December 31, 2019;
-	6,260,000 employee Rights subject to the Nameplate Production Milestone expiring on December 31, 2020;
-	2,500,000 employee Rights subject to the 1.7 Mtpa Coal Production Milestone expiring on December 31, 2020; and
-	3,000,000 employee Rights subject to the 2.7 Mtpa Coal Production Milestone expiring on December 31, 2021.

•	Shares issued on conversion of the Rights rank equally with the then Shares of the Company;

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Rights;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Rights will be made by the Company.